Credit from Banks and Others (Yearly movement in Credit from Banks and Others) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Credit From Banks And Others [Abstract]
Balance as of January 1	[1]	$ 2,813		$ 2,914
Changes from financing cash flows
Receipt of long-term debts		633	[1]	1,045	[1]	$ 1,230
Repayment of long-term debt	[1]	(836)		(1,181)
Repayment of short-term credit	[1]	(25)		(21)
Interest paid	[1]	(125)		(113)
Receipt from transaction in derivatives, net	[1]	5		20
Total net financing cash flows	[1]	(348)		(250)
Initial recognition of lease liability	[1]	94		64
Interest expenses	[1]	164		148
Effect of changes in foreign exchange rates	[1]	18		(97)
Change in fair value of derivatives	[1]	26		67
Other changes	[1]	(64)		(33)
Balance as of December 31	[1]	$ 2,703		$ 2,813		$ 2,914

[1]	The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.